Vanguard® Strategic Small-Cap Equity Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Communication Services (2.9%)
*	Yelp Inc.	182,452	7,061
	Telephone & Data Systems Inc.	191,381	6,528
*	Vimeo Inc.	715,259	4,578
*	Clear Channel Outdoor Holdings Inc.	2,612,055	3,579
*	ZipRecruiter Inc. Class A	466,795	3,380
*	Liberty Global Ltd. Class A	259,280	3,308
*	EverQuote Inc. Class A	145,351	2,906
*	Anterix Inc.	91,906	2,819
*	Madison Square Garden Entertainment Corp.	74,748	2,661
*	Lumen Technologies Inc.	470,125	2,496
*	Cars.com Inc.	115,361	1,999
*	WideOpenWest Inc.	325,042	1,612
*	Cinemark Holdings Inc.	47,189	1,462
*	Mediaalpha Inc. Class A	118,332	1,336
*	Altice USA Inc. Class A	507,593	1,223
	Playtika Holding Corp.	174,223	1,209
*	Bandwidth Inc. Class A	68,748	1,170
*	Magnite Inc.	70,816	1,127
*	iHeartMedia Inc. Class A	478,484	947
*	EW Scripps Co. Class A	252,951	559
*	TripAdvisor Inc.	28,839	426
*	Bumble Inc. Class A	50,122	408
			52,794
Consumer Discretionary (12.3%)
*	Abercrombie & Fitch Co. Class A	64,772	9,681
	KB Home	143,595	9,437
	PVH Corp.	85,571	9,049
*	frontdoor Inc.	163,318	8,929
	Toll Brothers Inc.	69,045	8,696
	Travel & Leisure Co.	165,851	8,367
*	M / I Homes Inc.	62,234	8,274
*	Tri Pointe Homes Inc.	226,620	8,217
	Boyd Gaming Corp.	99,657	7,229
	Gap Inc.	295,616	6,985
	Texas Roadhouse Inc.	34,257	6,181
	Macy's Inc.	341,516	5,782
*	American Axle & Manufacturing Holdings Inc.	956,757	5,578
*	GameStop Corp. Class A	173,792	5,447
*	Adtalem Global Education Inc.	58,704	5,333
	Upbound Group Inc.	181,789	5,303
*	Brinker International Inc.	37,831	5,005
	Dana Inc.	415,813	4,807
*	Playa Hotels & Resorts NV	378,022	4,782
*	Wayfair Inc. Class A	104,605	4,636
	Wingstop Inc.	15,889	4,516
*	Urban Outfitters Inc.	81,637	4,480
*	Shake Shack Inc. Class A	32,789	4,256
*	Dave & Buster's Entertainment Inc.	145,084	4,235
	Standard Motor Products Inc.	125,614	3,892
*	Warby Parker Inc. Class A	158,136	3,829
	Leggett & Platt Inc.	374,822	3,598
*	Goodyear Tire & Rubber Co.	399,658	3,597
*	National Vision Holdings Inc.	310,900	3,240
*	Light & Wonder Inc.	37,047	3,200
*	Hanesbrands Inc.	392,740	3,197
*	Taylor Morrison Home Corp.	50,988	3,121
*	Duolingo Inc.	9,430	3,058
	Perdoceo Education Corp.	112,862	2,987
	American Eagle Outfitters Inc.	172,005	2,867

Vanguard® Strategic Small-Cap Equity Fund
		Shares	Market Value ($000)
	ADT Inc.	378,806	2,618
*	G-III Apparel Group Ltd.	68,253	2,226
*	Sally Beauty Holdings Inc.	211,930	2,215
	Strategic Education Inc.	19,937	1,863
*	Grand Canyon Education Inc.	10,509	1,721
*	Dorman Products Inc.	12,686	1,643
*	Zumiez Inc.	84,843	1,626
	Carriage Services Inc.	36,099	1,439
*	Boot Barn Holdings Inc.	8,714	1,323
*	Gentherm Inc.	30,955	1,236
*	Qurate Retail Inc. Series A	3,647,629	1,204
*	Bright Horizons Family Solutions Inc.	10,034	1,112
*	Chegg Inc.	674,170	1,085
*	Stitch Fix Inc. Class A	221,763	956
*	Valvoline Inc.	26,424	956
*	Sonos Inc.	56,145	844
*	Carvana Co.	3,918	797
*	Accel Entertainment Inc.	68,756	734
*	Cava Group Inc.	5,638	636
*	BJ's Restaurants Inc.	17,629	619
*	Genesco Inc.	11,924	510
	Bloomin' Brands Inc.	32,337	395
	Wolverine World Wide Inc.	16,888	375
*	Coursera Inc.	43,318	368
*	Revelyst Inc.	18,669	359
	Harley-Davidson Inc.	11,213	338
	Designer Brands Inc. Class A	62,189	332
*	Hovnanian Enterprises Inc. Class A	2,229	298
			221,619
Consumer Staples (3.6%)
*	BellRing Brands Inc.	156,782	11,812
	Turning Point Brands Inc.	170,880	10,270
	Coca-Cola Consolidated Inc.	7,344	9,253
*	Pilgrim's Pride Corp.	123,407	5,602
	PriceSmart Inc.	43,793	4,036
	Flowers Foods Inc.	159,838	3,302
	Energizer Holdings Inc.	94,407	3,294
	SpartanNash Co.	150,051	2,749
	Cal-Maine Foods Inc.	24,375	2,509
*	Post Holdings Inc.	21,326	2,441
	Nu Skin Enterprises Inc. Class A	339,957	2,342
*	United Natural Foods Inc.	74,397	2,032
*	USANA Health Sciences Inc.	42,521	1,526
	Fresh Del Monte Produce Inc.	41,040	1,363
	Calavo Growers Inc.	39,805	1,015
	Edgewell Personal Care Co.	16,818	565
	Ingles Markets Inc. Class A	4,586	296
			64,407
Energy (4.3%)
	Matador Resources Co.	225,894	12,709
	SM Energy Co.	261,994	10,155
*	Plains GP Holdings LP Class A	435,310	8,001
	Murphy Oil Corp.	229,811	6,954
	CONSOL Energy Inc.	61,737	6,586
	International Seaways Inc.	150,798	5,419
	Archrock Inc.	216,506	5,389
	Weatherford International plc	68,074	4,876
	Excelerate Energy Inc. Class A	130,838	3,958
	Berry Corp.	655,039	2,705
*	Oceaneering International Inc.	99,186	2,587
*	Tidewater Inc.	46,532	2,546
	NOV Inc.	146,221	2,135
*	REX American Resources Corp.	30,080	1,254
	Select Water Solutions Inc.	50,354	667
*	Bristow Group Inc.	17,488	600
*	DMC Global Inc.	55,237	406
	SandRidge Energy Inc.	31,685	371
			77,318

Vanguard® Strategic Small-Cap Equity Fund
		Shares	Market Value ($000)
Financials (18.5%)
	Axis Capital Holdings Ltd.	158,888	14,081
	Stifel Financial Corp.	124,326	13,188
	MGIC Investment Corp.	543,273	12,881
	Janus Henderson Group plc	300,301	12,772
	CNO Financial Group Inc.	335,317	12,477
	Popular Inc.	131,017	12,323
	FNB Corp.	804,856	11,896
	Affiliated Managers Group Inc.	64,038	11,842
	Hancock Whitney Corp.	215,052	11,768
*	Enova International Inc.	121,915	11,689
	Essent Group Ltd.	210,668	11,469
	OFG Bancorp	251,242	10,633
*	NMI Holdings Inc.	281,930	10,364
	Fulton Financial Corp.	531,120	10,240
	Mercury General Corp.	149,382	9,931
	BankUnited Inc.	245,796	9,382
	Associated Banc-Corp.	379,703	9,075
	SLM Corp.	295,519	8,150
	Zions Bancorp NA	116,683	6,330
	Westamerica BanCorp	116,052	6,088
*	Mr. Cooper Group Inc.	60,212	5,781
*	Flywire Corp.	277,378	5,719
*	LendingClub Corp.	342,330	5,542
	Central Pacific Financial Corp.	172,917	5,023
	Federated Hermes Inc.	121,278	4,986
*	Euronet Worldwide Inc.	43,769	4,501
	Pathward Financial Inc.	56,084	4,127
	Virtus Investment Partners Inc.	18,182	4,011
	First Financial Corp.	82,509	3,811
	Synovus Financial Corp.	71,337	3,655
*	Hamilton Insurance Group Ltd. Class B	178,667	3,400
	Byline Bancorp Inc.	101,670	2,948
	Amalgamated Financial Corp.	85,703	2,868
*	Palomar Holdings Inc.	26,212	2,768
	Horizon Bancorp Inc.	169,311	2,728
	First Financial Bancorp	100,443	2,700
	First Merchants Corp.	67,427	2,690
	First BanCorp (XNYS)	141,931	2,638
	Piper Sandler Cos.	8,657	2,597
	Bank OZK	56,906	2,534
	Unum Group	33,511	2,447
	OceanFirst Financial Corp.	129,120	2,337
	Berkshire Hills Bancorp Inc.	79,082	2,248
	Hope Bancorp Inc.	181,772	2,234
	Jackson Financial Inc. Class A	24,072	2,096
	Employers Holdings Inc.	36,667	1,878
	WesBanco Inc.	57,667	1,876
	Old Second Bancorp Inc.	99,944	1,777
	Towne Bank	50,056	1,705
	Veritex Holdings Inc.	61,155	1,661
*	Payoneer Global Inc.	153,572	1,542
	Hanmi Financial Corp.	65,250	1,541
*	Metropolitan Bank Holding Corp.	25,602	1,495
	SouthState Corp.	14,918	1,484
	Virtu Financial Inc. Class A	41,576	1,483
*	International Money Express Inc.	70,790	1,475
	James River Group Holdings Ltd.	301,141	1,467
	PROG Holdings Inc.	31,558	1,334
	Mercantile Bank Corp.	29,711	1,322
	S&T Bancorp Inc.	23,851	912
*	Customers Bancorp Inc.	17,720	863
	1st Source Corp.	14,567	850
*	Skyward Specialty Insurance Group Inc.	14,084	712
	Kemper Corp.	10,142	674
	Enterprise Financial Services Corp.	10,786	608
	Midland States Bancorp Inc.	24,680	602
	Merchants Bancorp	15,120	551
	First Busey Corp.	22,191	523
	Stellar Bancorp Inc.	17,535	497

Vanguard® Strategic Small-Cap Equity Fund
		Shares	Market Value ($000)
	International Bancshares Corp.	7,150	452
*	LendingTree Inc.	11,279	437
	Simmons First National Corp. Class A	18,923	420
*	I3 Verticals Inc. Class A	17,500	403
	Heritage Financial Corp.	16,292	399
	TrustCo Bank Corp. NY	11,695	390
*	PRA Group Inc.	18,098	378
	Burke & Herbert Financial Services Corp.	5,474	341
	Banner Corp.	5,074	339
			335,359
Health Care (13.1%)
*	Exelixis Inc.	354,916	11,819
*	Ionis Pharmaceuticals Inc.	282,915	9,891
*	Ultragenyx Pharmaceutical Inc.	216,076	9,090
*	Tenet Healthcare Corp.	63,624	8,031
	Encompass Health Corp.	75,923	7,011
*	PTC Therapeutics Inc.	147,055	6,638
*	Merit Medical Systems Inc.	67,524	6,531
*	Veracyte Inc.	155,765	6,168
*	BioCryst Pharmaceuticals Inc.	805,936	6,061
*	Medpace Holdings Inc.	18,020	5,987
*	Option Care Health Inc.	256,978	5,962
	HealthStream Inc.	186,728	5,938
*	LivaNova plc	122,624	5,679
*	Blueprint Medicines Corp.	59,418	5,182
*	Novocure Ltd.	167,429	4,989
*	uniQure NV	241,593	4,266
*	Teladoc Health Inc.	453,505	4,122
*	Addus HomeCare Corp.	32,439	4,066
*	Natera Inc.	24,510	3,880
*	ADMA Biologics Inc.	224,429	3,849
*	Ironwood Pharmaceuticals Inc.	836,452	3,705
*	Travere Therapeutics Inc.	183,740	3,201
*	ACADIA Pharmaceuticals Inc.	173,596	3,185
*	AdaptHealth Corp.	303,207	2,886
*	Pennant Group Inc.	108,122	2,867
	Select Medical Holdings Corp.	151,604	2,858
*	Arcus Biosciences Inc.	182,779	2,722
*	Omnicell Inc.	59,263	2,638
*	Lantheus Holdings Inc.	28,392	2,540
*	Sage Therapeutics Inc.	456,710	2,480
*	STAAR Surgical Co.	100,558	2,443
*	Arvinas Inc.	125,161	2,399
*	Elanco Animal Health Inc. (XNYS)	191,127	2,315
*	Community Health Systems Inc.	759,906	2,272
*	Varex Imaging Corp.	155,309	2,266
*	Insmed Inc.	31,988	2,208
*	REGENXBIO Inc.	285,322	2,205
*	Vir Biotechnology Inc.	290,034	2,129
*	ICU Medical Inc.	13,586	2,108
*	CareDx Inc.	94,228	2,017
*	Myriad Genetics Inc.	146,783	2,012
*	10X Genomics Inc. Class A	136,695	1,963
*	RxSight Inc.	56,474	1,942
	CONMED Corp.	27,905	1,910
*	CorVel Corp.	16,773	1,866
*	Intellia Therapeutics Inc.	159,024	1,854
*	Pediatrix Medical Group Inc.	135,893	1,783
*	Intra-Cellular Therapies Inc.	20,841	1,741
*	Enanta Pharmaceuticals Inc.	300,762	1,729
*	Hims & Hers Health Inc.	70,890	1,714
*	Beam Therapeutics Inc.	64,754	1,606
*	Health Catalyst Inc.	213,256	1,508
*	Aclaris Therapeutics Inc.	592,568	1,470
*	Phreesia Inc.	57,312	1,442
*	Avanos Medical Inc.	89,862	1,431
*	Castle Biosciences Inc.	52,633	1,403
*	Arcturus Therapeutics Holdings Inc.	82,369	1,398
*	Zimvie Inc.	99,611	1,390

Vanguard® Strategic Small-Cap Equity Fund
		Shares	Market Value ($000)
*	Prothena Corp. plc	95,852	1,328
*	Relay Therapeutics Inc.	319,815	1,318
*	UFP Technologies Inc.	5,156	1,261
*	Vanda Pharmaceuticals Inc.	234,729	1,124
*	Codexis Inc.	228,028	1,088
*	Inogen Inc.	113,916	1,045
*	Adaptive Biotechnologies Corp.	160,896	965
*	Owens & Minor Inc.	66,560	870
*	Coherus Biosciences Inc.	595,976	822
*	AnaptysBio Inc.	59,517	788
*	Amylyx Pharmaceuticals Inc.	201,137	760
*	Emergent BioSolutions Inc.	77,756	743
*	Rapt Therapeutics Inc.	453,320	716
*	Nektar Therapeutics	763,309	710
*	Alector Inc.	375,053	709
*	Nurix Therapeutics Inc.	33,734	636
*	Zentalis Pharmaceuticals Inc.	209,330	634
*	Catalyst Pharmaceuticals Inc.	30,216	631
*	Editas Medicine Inc.	490,281	623
*	Viridian Therapeutics Inc.	32,268	619
*	2seventy bio Inc.	206,934	608
*	Bridgebio Pharma Inc.	22,094	606
*	MacroGenics Inc.	186,617	606
*	Fate Therapeutics Inc.	364,481	601
*	Halozyme Therapeutics Inc.	12,184	582
*	CytomX Therapeutics Inc.	555,119	572
*,1	Agenus Inc.	205,345	563
*	Nuvation Bio Inc.	204,715	545
*	4D Molecular Therapeutics Inc.	92,830	517
	Mesa Laboratories Inc.	3,792	500
*	FibroGen Inc.	898,604	476
*	Tandem Diabetes Care Inc.	12,854	463
	Chemed Corp.	850	450
*	Tango Therapeutics Inc.	144,232	446
*,1	Pacific Biosciences of California Inc.	235,462	431
*	Aldeyra Therapeutics Inc.	82,817	413
*	Bioventus Inc. Class A	38,148	401
*	LifeStance Health Group Inc.	52,736	389
*	Pulmonx Corp.	56,757	385
*	Ardelyx Inc.	74,532	378
*	Verve Therapeutics Inc.	62,151	350
*	Novavax Inc.	38,451	309
*	Assembly Biosciences Inc.	17,723	280
*	Joint Corp.	22,122	235
*	Atea Pharmaceuticals Inc.	64,273	215
*	Puma Biotechnology Inc.	67,147	205
*	Quanterix Corp.	16,518	176
*	Inovio Pharmaceuticals Inc.	46,472	85
*	Precision BioSciences Inc.	16,688	64
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $779)	74,374	28
			236,035
Industrials (18.0%)
	Allison Transmission Holdings Inc.	136,135	14,711
	Primoris Services Corp.	165,502	12,644
	Interface Inc.	466,297	11,354
	Griffon Corp.	154,925	11,041
*	SkyWest Inc.	104,494	10,463
	EMCOR Group Inc.	22,143	10,051
	EnerSys	108,348	10,015
	Apogee Enterprises Inc.	133,569	9,538
	Applied Industrial Technologies Inc.	38,841	9,301
	BWX Technologies Inc.	81,779	9,109
	UFP Industries Inc.	73,695	8,302
*	Kirby Corp.	71,399	7,554
	Ryder System Inc.	46,771	7,336
*	Legalzoom.com Inc.	925,306	6,949
	Herc Holdings Inc.	36,088	6,833
	Brady Corp. Class A	90,258	6,666
	Arcosa Inc.	62,075	6,005

Vanguard® Strategic Small-Cap Equity Fund
		Shares	Market Value ($000)
	Comfort Systems USA Inc.	13,962	5,921
	Mueller Water Products Inc. Class A	257,662	5,797
*	American Woodmark Corp.	72,407	5,759
	ABM Industries Inc.	111,130	5,688
*	Sterling Infrastructure Inc.	32,659	5,501
	Trinity Industries Inc.	152,208	5,342
	Matson Inc.	38,848	5,238
	Acuity Brands Inc.	17,891	5,226
	Curtiss-Wright Corp.	14,565	5,169
	Pitney Bowes Inc.	708,339	5,128
	Federal Signal Corp.	55,180	5,098
*	AZEK Co. Inc.	101,270	4,807
*	GMS Inc.	54,649	4,636
	Steelcase Inc. Class A	383,083	4,528
*	MRC Global Inc.	344,266	4,400
	H&E Equipment Services Inc.	84,697	4,147
*	DXP Enterprises Inc.	49,462	4,087
*	Proto Labs Inc.	100,480	3,928
*	Resideo Technologies Inc.	162,037	3,735
*	Liquidity Services Inc.	111,705	3,607
	Flowserve Corp.	61,036	3,511
*	Everus Construction Group Inc.	52,462	3,449
	Heidrick & Struggles International Inc.	76,524	3,391
*	Cimpress plc	44,147	3,166
*	MasTec Inc.	23,048	3,138
	Genco Shipping & Trading Ltd.	216,152	3,013
*	Lyft Inc. Class A	227,512	2,935
*	CACI International Inc. Class A	7,102	2,870
	Ennis Inc.	132,651	2,798
	ACCO Brands Corp.	510,712	2,681
	Woodward Inc.	15,634	2,602
*	Tutor Perini Corp.	97,658	2,363
*	Blue Bird Corp.	60,175	2,325
	Valmont Industries Inc.	7,370	2,260
*	Upwork Inc.	132,589	2,168
*	Great Lakes Dredge & Dock Corp.	157,991	1,784
	UniFirst Corp.	10,254	1,754
*	BlueLinx Holdings Inc.	16,794	1,716
*	Enviri Corp.	221,970	1,709
*	Gibraltar Industries Inc.	28,622	1,686
	Atkore Inc.	19,676	1,642
*	Manitowoc Co. Inc.	170,302	1,555
*	SPX Technologies Inc.	9,425	1,372
*	IES Holdings Inc.	4,683	941
	Enerpac Tool Group Corp.	21,638	889
	Franklin Electric Co. Inc.	9,085	885
*	Leonardo DRS Inc.	27,055	874
	Argan Inc.	6,312	865
	Tennant Co.	10,514	857
	Maximus Inc.	11,053	825
	Columbus McKinnon Corp.	21,244	791
*	Fluor Corp.	15,277	753
*	Huron Consulting Group Inc.	5,861	728
*	Thermon Group Holdings Inc.	25,127	723
	Vertiv Holdings Co. Class A	6,210	705
*	TaskUS Inc. Class A	31,518	534
*	JELD-WEN Holding Inc.	63,327	519
*	CoreCivic Inc.	23,824	518
	REV Group Inc.	13,414	427
	Barrett Business Services Inc.	9,762	424
	Hyster-Yale Inc.	7,668	391
	Watts Water Technologies Inc. Class A	1,751	356
	Douglas Dynamics Inc.	14,887	352
*	Beacon Roofing Supply Inc.	3,358	341
	WESCO International Inc.	1,716	311
*	Forrester Research Inc.	17,789	279
			325,790

Vanguard® Strategic Small-Cap Equity Fund
		Shares	Market Value ($000)
Information Technology (13.0%)
*	CommVault Systems Inc.	70,896	10,699
*	Cirrus Logic Inc.	106,461	10,601
*	Kyndryl Holdings Inc.	288,338	9,977
*	RingCentral Inc. Class A	273,016	9,558
*	Extreme Networks Inc.	564,119	9,443
*	NETGEAR Inc.	335,701	9,356
*	Pure Storage Inc. Class A	114,404	7,028
*	Adtran Holdings Inc.	820,360	6,834
*	Rapid7 Inc.	157,722	6,345
*	Olo Inc. Class A	821,207	6,307
	Benchmark Electronics Inc.	134,015	6,084
*	Penguin Solutions Inc.	311,431	5,976
	Pegasystems Inc.	58,056	5,411
*	Semtech Corp.	85,277	5,274
*	Sanmina Corp.	69,065	5,226
*	OneSpan Inc.	260,235	4,825
*	Teradata Corp.	147,081	4,582
*	CommScope Holding Co. Inc.	869,608	4,531
*	Manhattan Associates Inc.	16,188	4,375
*	Impinj Inc.	29,782	4,326
*	BigCommerce Holdings Inc. Series 1	691,757	4,234
*	PROS Holdings Inc.	185,830	4,081
*	DigitalOcean Holdings Inc.	117,272	3,996
*	FormFactor Inc.	88,400	3,890
*	Unisys Corp.	602,571	3,814
*	Weave Communications Inc.	237,576	3,782
*	Five9 Inc.	91,828	3,732
*	Xperi Inc.	345,733	3,551
*	Ultra Clean Holdings Inc.	95,004	3,415
*	MaxLinear Inc.	170,491	3,372
*	Domo Inc. Class B	464,357	3,288
*	FARO Technologies Inc.	125,961	3,194
*	Braze Inc. Class A	74,743	3,130
	Amkor Technology Inc.	113,266	2,910
*	Alkami Technology Inc.	78,559	2,882
*	Appfolio Inc. Class A	10,764	2,656
*	ACI Worldwide Inc.	51,016	2,648
*	Yext Inc.	414,525	2,636
*	Itron Inc.	23,863	2,591
*	Q2 Holdings Inc.	25,352	2,552
*	Alpha & Omega Semiconductor Ltd.	67,398	2,496
*	LiveRamp Holdings Inc.	81,836	2,485
*	Fabrinet	10,356	2,277
	MKS Instruments Inc.	21,801	2,276
*	Arlo Technologies Inc.	162,346	1,817
*	Credo Technology Group Holding Ltd.	24,861	1,671
	Methode Electronics Inc.	141,391	1,667
*	Coherent Corp.	15,050	1,426
*	Appian Corp. Class A	42,336	1,396
*	Applied Optoelectronics Inc.	33,322	1,228
*	Rambus Inc.	21,909	1,158
*	Ribbon Communications Inc.	259,000	1,077
*	MARA Holdings Inc.	64,022	1,074
*	Magnachip Semiconductor Corp.	239,694	964
*	Ichor Holdings Ltd.	26,502	854
*	Harmonic Inc.	62,437	826
*	Upland Software Inc.	182,511	792
*	PDF Solutions Inc.	27,712	750
*,1	SoundHound AI Inc. Class A	35,135	697
*	ON24 Inc.	87,168	563
*	NetScout Systems Inc.	24,807	537
*	TTM Technologies Inc.	19,533	483
	PC Connection Inc.	6,356	440
	Jabil Inc.	2,852	410
*	Onto Innovation Inc.	2,287	381
*	CEVA Inc.	11,962	377
*	8x8 Inc.	133,941	358
*	Couchbase Inc.	20,978	327
*	ACM Research Inc. Class A	19,710	298

Vanguard® Strategic Small-Cap Equity Fund
		Shares	Market Value ($000)
*	Cipher Mining Inc.	64,298	298
			234,515
Materials (4.9%)
	Louisiana-Pacific Corp.	107,673	11,150
*	Axalta Coating Systems Ltd.	297,499	10,180
	SunCoke Energy Inc.	763,609	8,171
*	ATI Inc.	147,539	8,121
	Element Solutions Inc.	218,369	5,553
	Kaiser Aluminum Corp.	78,967	5,549
*	Coeur Mining Inc.	880,155	5,034
	Innospec Inc.	39,362	4,332
	Minerals Technologies Inc.	49,213	3,750
	Sealed Air Corp.	108,413	3,668
*	Clearwater Paper Corp.	93,779	2,792
	United States Lime & Minerals Inc.	20,202	2,682
	Commercial Metals Co.	44,157	2,190
	Myers Industries Inc.	190,136	2,099
	Sonoco Products Co.	37,319	1,823
	Trinseo plc	329,784	1,682
	Eagle Materials Inc.	6,781	1,673
	Koppers Holdings Inc.	47,223	1,530
	Carpenter Technology Corp.	8,854	1,503
	Sylvamo Corp.	16,811	1,328
	AdvanSix Inc.	36,241	1,032
*	O-I Glass Inc.	86,804	941
*	Magnera Corp.	49,281	895
	Mativ Holdings Inc.	78,040	851
*	Perimeter Solutions Inc.	52,866	676
	Hecla Mining Co.	46,995	231
			89,436
Real Estate (6.2%)
	Brixmor Property Group Inc.	466,117	12,977
	Cousins Properties Inc.	412,533	12,640
	Kite Realty Group Trust	341,624	8,623
	American Assets Trust Inc.	293,941	7,719
	First Industrial Realty Trust Inc.	128,236	6,428
	Summit Hotel Properties Inc.	823,809	5,643
	Newmark Group Inc. Class A	325,421	4,169
	EPR Properties	87,233	3,863
	InvenTrust Properties Corp.	126,653	3,816
	Piedmont Office Realty Trust Inc. Class A	412,770	3,777
	Chatham Lodging Trust	392,412	3,512
	RLJ Lodging Trust	328,377	3,353
	Paramount Group Inc.	547,198	2,703
*	Cushman & Wakefield plc	196,245	2,567
	Urban Edge Properties	118,940	2,557
	Armada Hoffler Properties Inc.	247,974	2,537
	Xenia Hotels & Resorts Inc.	164,021	2,437
	COPT Defense Properties	73,927	2,288
	Universal Health Realty Income Trust	54,873	2,042
	Innovative Industrial Properties Inc.	30,404	2,026
	Brandywine Realty Trust	360,437	2,018
*	Forestar Group Inc.	71,987	1,866
	Centerspace	26,461	1,750
*	Compass Inc. Class A	234,537	1,372
	Elme Communities	75,873	1,159
	One Liberty Properties Inc.	37,488	1,021
	Plymouth Industrial REIT Inc.	57,275	1,019
	Service Properties Trust	324,178	823
	Alexander & Baldwin Inc.	42,225	749
	Ryman Hospitality Properties Inc.	7,067	737
*	RE / MAX Holdings Inc. Class A	67,810	724
	CBL & Associates Properties Inc.	21,984	647
	Orion Office REIT Inc.	152,250	565
	Global Medical REIT Inc.	69,536	537
	Gladstone Commercial Corp.	31,055	504
	Whitestone REIT	32,741	464
	Sabra Health Care REIT Inc.	21,080	365

Vanguard® Strategic Small-Cap Equity Fund
		Shares	Market Value ($000)
	LXP Industrial Trust	43,819	356
			112,353
Utilities (2.6%)
	Avista Corp.	299,138	10,958
	National Fuel Gas Co.	132,200	8,022
	Black Hills Corp.	129,086	7,554
	UGI Corp.	174,508	4,926
	Portland General Electric Co.	112,706	4,916
	Unitil Corp.	89,130	4,830
	California Water Service Group	45,594	2,067
	Spire Inc.	24,299	1,648
	MDU Resources Group Inc.	48,178	868
	New Jersey Resources Corp.	15,260	712
	Northwestern Energy Group Inc.	6,651	356
			46,857
Total Common Stocks (Cost $1,505,228)			1,796,483
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund, 4.466% (Cost $11,096)	110,972	11,097
Total Investments (100.0%) (Cost $1,516,324)			1,807,580
Other Assets and Liabilities—Net (0.0%)			(335)
Net Assets (100%)			1,807,245
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $694,000.
2	Restricted securities totaling $28,000, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $807,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	92	10,349	(38)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard® Strategic Small-Cap Equity Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,796,455	28	—	1,796,483
Temporary Cash Investments	11,097	—	—	11,097
Total	1,807,552	28	—	1,807,580
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(38)	—	—	(38)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.